Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2021	€ 12,698,783	€ 293,004	€ 2,891,276	€ 10,826,140	€ (982,506)	€ (9,115)	€ (369,998)	€ 49,982	€ 1,280,254	€ 13,979,037
Balance at beginning of period (in shares) at Dec. 31, 2021		293,004,339
Proceeds from exercise of options and related tax effects	20,405	€ 409	19,996							20,405
Proceeds from exercise of options and related tax effects (in shares)		409,110
Dividends paid	(395,556)			(395,556)						(395,556)
Transactions with noncontrolling interests without loss of control	461,527		461,527						29,639	491,166
Noncontrolling interests due to changes in consolidation group									142,310	142,310
Contributions from/ to noncontrolling interests									(272,696)	(272,696)
Put option liabilities	(458,814)			(458,814)						(458,814)
Transfer of cumulative gains/losses of equity investments				66,534				(66,534)
Net income	673,405			673,405					220,920	894,325
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	767,548				775,296	(723)	(10,061)	3,036	59,299	826,847
Cash flow hedges, net of related tax effects	9,211					9,211				9,211
Pensions, net of related tax effects	224,533						224,533			224,533
Fair value changes, net of related tax effects	(11,589)							(11,589)		(11,589)
Comprehensive income	1,663,108								280,219	1,943,327
Balance at end of period at Dec. 31, 2022	13,989,453	€ 293,413	3,372,799	10,711,709	(207,210)	(627)	(155,526)	(25,105)	1,459,726	15,449,179
Balance at end of period (in shares) at Dec. 31, 2022		293,413,449
Proceeds from exercise of options and related tax effects	(1,190)		(1,190)							(1,190)
Dividends paid	(328,623)			(328,623)						(328,623)
Transactions with noncontrolling interests without loss of control	8,722		8,722						(14,684)	(5,962)
Noncontrolling interests due to changes in consolidation group									(182,488)	(182,488)
Contributions from/ to noncontrolling interests									(246,302)	(246,302)
Put option liabilities	39,474			39,474						39,474
Transfer of cumulative gains/losses of equity investments				129				(129)
Net income	498,997			498,997					233,461	732,458
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(564,434)				(558,371)	(55)	5,086	(11,094)	(43,439)	(607,873)
Cash flow hedges, net of related tax effects	(3,903)					(3,903)				(3,903)
Pensions, net of related tax effects	(42,050)						(42,050)			(42,050)
Fair value changes, net of related tax effects	23,815							23,815		23,815
Comprehensive income	(87,575)								190,022	102,447
Balance at end of period at Dec. 31, 2023	13,620,261	€ 293,413	3,380,331	10,921,686	(765,581)	(4,585)	(192,490)	(12,513)	1,206,274	€ 14,826,535
Balance at end of period (in shares) at Dec. 31, 2023		293,413,449								293,413,449
Dividends paid	(349,162)			(349,162)						€ (349,162)
Transactions with noncontrolling interests without loss of control	(34,923)		(34,923)						(20,982)	(55,905)
Noncontrolling interests due to changes in consolidation group									(40,013)	(40,013)
Contributions from/ to noncontrolling interests									(225,564)	(225,564)
Put option liabilities	155,850			155,850						155,850
Net income	537,913			537,913					202,957	740,870
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	658,195				723,617	(265)	(8,715)	(56,442)	69,278	727,473
Cash flow hedges, net of related tax effects	(8,448)					(8,448)				(8,448)
Pensions, net of related tax effects	13,147						13,147			13,147
Fair value changes, net of related tax effects	(16,270)							(16,270)		(16,270)
Comprehensive income	1,184,537								272,235	1,456,772
Balance at end of period at Dec. 31, 2024	€ 14,576,563	€ 293,413	€ 3,345,408	€ 11,266,287	€ (41,964)	€ (13,298)	€ (188,058)	€ (85,225)	€ 1,191,950	€ 15,768,513
Balance at end of period (in shares) at Dec. 31, 2024		293,413,449								293,413,449